UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income (loss)	$ 31,021	$ (7,677)
Non-cash items:
Depreciation and amortization	24,927	23,785
Loss provision on investment in term loans		4,511
Gain on sale of vessels	(9,955)	71
Unrealized gain on derivative instruments	(2,975)	(6,907)
Equity (income) loss	(2,609)	168
Other	(2,325)	805
Change in operating assets and liabilities	(27,676)	6,898
Expenditures for dry docking	(5,795)	(3,696)
Net operating cash flow	4,613	17,958
FINANCING ACTIVITIES
Proceeds from long-term debt	31,947	27,136
Repayments of long-term debt	(10,183)	(12,623)
Prepayment of long-term debt	(157,000)	(20,000)
Equity contribution from Teekay Corporation (note 9c)	1,267
Cash dividends paid	(5,018)	(5,015)
Net financing cash flow	(138,987)	(10,502)
INVESTING ACTIVITIES
Proceeds from sale of vessels	154,000	9,119
Expenditures for vessels and equipment	(837)	(1,208)
Investment in equity accounted investments	(25,000)	(4,000)
Loan repayments from equity accounted investment	1,150
Term loan advance recoveries	1,179
Net investing cash flow	130,492	3,911
(Decrease) increase in cash and cash equivalents	(3,882)	11,367
Cash and cash equivalents, beginning of the period	25,646	26,341
Cash and cash equivalents, end of the period	$ 21,764	$ 37,708